UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.7%

Principal Amount (000’s omitted)	Security	Value
Education — 3.6%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,252,970
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,577,475
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,083,480
		$9,913,925
Electric Utilities — 1.0%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	2,765,070
		$2,765,070
Escrowed/Prerefunded — 6.9%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,308,000
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	14,544,785
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,462,289
625	Santa Margarita Water District, Prerefunded to 9/1/09, 6.20%, 9/1/20	666,912
		$18,981,986
General Obligations — 6.8%
$4,000	California, 5.50%, 3/1/27	$4,182,800
2,500	California, 5.50%, 11/1/33	2,556,550
2,400	California, (AMT), 5.05%, 12/1/36	2,244,888
10,000	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37 (1)	9,829,400
		$18,813,638
Hospital — 16.2%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,009,470
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,320,504
2,900	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	2,729,364
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	3,844,240
1,480	California Health Facilities Financing Authority, (Sutter Health), Variable Rate, 15.35%, 11/15/46 (2) (3)	1,348,754
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,268,225
860	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	865,461
1,150	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	1,154,853
480	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	482,366
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,168,045
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,391,025
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,380,325
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,853,385
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,526,475
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,550,501
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,002,040
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,490,148
5,000	Washington Township Health Care District, 5.00%, 7/1/37	4,691,200
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,250,000
		$44,326,381

1

Housing — 1.6%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,538,000
1,373	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,387,277
415	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	415,640
		$4,340,917
Industrial Development Revenue — 1.5%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,600,125
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,571,837
		$4,171,962
Insured-Electric Utilities — 9.4%
$2,315	Anaheim Public Financing Authority, (Electric System Distribution Facilities), (MBIA), 4.50%, 10/1/27	$2,156,307
5,000	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,124,650
9,000	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23 (1)	9,097,470
2,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	1,977,620
2,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,221,222
7,070	Southern California Public Power Authority, (Transmission Project), (MBIA), 0.00%, 7/1/15	5,270,049
		$25,847,318
Insured-Escrowed/Prerefunded — 5.6%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33 (4)	$2,679,700
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,359,400
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), Escrowed to Maturity, 0.00%, 1/1/28	5,714,400
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	1,591,180
		$15,344,680
Insured-General Obligations — 7.6%
$2,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$1,852,080
2,500	California, (AGC), 4.50%, 8/1/30	2,366,850
6,500	Los Angeles Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32 (1)	6,444,880
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,300,942
3,300	Puerto Rico, (FSA), Variable Rate, 12.288%, 7/1/27 (2) (3)	3,837,240
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (1)	5,025,840
		$20,827,832
Insured-Hospital — 3.4%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,576,902
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41	1,689,035
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	5,068,863
		$9,334,800
Insured-Lease Revenue/Certificates of Participation — 9.1%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,153,605
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,358,620
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,284,150
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,413,226
6,000	San Diego County Water Authority, (FGIC), 5.681%, 4/22/09	6,170,520
5,500	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38	5,563,580
		$24,943,701
Insured-Other Revenue — 2.1%
$2,750	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	2,690,930
3,145	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/38	2,954,759
		$5,645,689

2

Insured-Special Tax Revenue — 4.1%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,118,331
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	5,088,750
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,029,840
		$11,236,921
Insured-Transportation — 4.8%
$9,420	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$2,405,114
4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23 (1)	4,361,760
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32 (1)	5,704,362
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	735,768
		$13,207,004
Insured-Water and Sewer — 6.6%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$7,208,640
6,225	Los Angeles Department of Water and Power, (FSA), 4.75%, 7/1/36	6,092,843
1,680	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,220,234
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,738,247
		$18,259,964
Lease Revenue/Certificates of Participation — 8.8%
$5,000	California Public Works, (University of California), 5.25%, 6/1/20	$5,393,650
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,525,974
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,249,691
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,670,311
6,090	Pasadena Parking Facility, 6.25%, 1/1/18	6,849,058
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,394,550
		$24,083,234
Other Revenue — 1.3%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$609,834
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	900,533
2,410	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	2,050,982
		$3,561,349
Senior Living/Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$218,505
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	834,440
		$1,052,945
Special Tax Revenue — 8.1%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,341,975
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	355,265
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	543,471
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,778,108
985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,017,466
2,110	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,128,758
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,342,613
6,475	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,395,940
1,675	Santa Margarita Water District, 6.20%, 9/1/20	1,706,909
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,000,190
350	Temecula Unified School District, 5.00%, 9/1/27	308,424
535	Temecula Unified School District, 5.00%, 9/1/37	449,796
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	918,620
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	940,450
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	883,935
		$22,111,920
Water and Sewer — 1.8%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,254,579
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36 (1)	1,713,517
		$4,968,096
Total Tax-Exempt Investments — 110.7% (identified cost $299,977,206)		$303,739,332
Other Assets, Less Liabilities — (10.7)%		$(29,399,095)
Net Assets— 100.0%		$274,340,237

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 47.6% of total investments are backed by bond insurance of various financial insttutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 18.5% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $5,185,994 or 1.9% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Future Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	311 U.S. Treasury Bond	Short	$(35,062,506)	$(35,949,656)	$(887,150)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$11,175,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$21,755

Merrill Lynch Capital Services, Inc.	10,425,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	107,610

Morgan Stanley Capital Services, Inc.	3,650,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(247,424)
					$(118,059)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$265,510,144
Gross unrealized appreciation	$10,952,068
Gross unrealized depreciation	(6,982,880)
Net unrealized appreciation	$3,969,188

4

Eaton Vance Florida Plus Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.1%
$6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38 (1)	$6,124,356
		$6,124,356
Electric Utilities — 2.6%
$5,030	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/38	$5,113,699
		$5,113,699
Escrowed/Prerefunded — 2.3%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$712,502
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,104,838
1,100	Lexington Oaks Community Development District, Prerefunded to 11/1/08, 7.20%, 5/1/30	1,128,974
595	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	643,903
		$4,590,217
Health Care-Miscellaneous — 0.5%
$950	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$950,522
		$950,522
Hospital — 8.0%
$1,150	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	$1,082,334
315	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	317,000
420	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	421,772
175	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	175,863
3,925	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	3,961,816
2,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	2,328,475
3,170	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/32	3,116,300
640	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	632,518
1,275	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	1,265,590
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,534,350
		$15,836,018
Housing — 2.9%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,287,568
1,720	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,909,183
395	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	400,301
55	Florida Housing Finance Authority, (FHA), 6.35%, 6/1/14	55,088
1,680	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	1,607,642
415	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	418,295
		$5,678,077
Industrial Development Revenue — 5.8%
$2,155	Broward County, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,057,742
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,183,176
5,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	5,154,350
2,400	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	2,158,872
		$11,554,140
Insured-Education — 1.9%
$3,800	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$3,780,392
		$3,780,392

1

Insured-Electric Utilities — 0.7%
$1,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$1,334,894
		$1,334,894
Insured-Escrowed/Prerefunded — 4.2%
$7,830	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (1)	$8,345,814
		$8,345,814
Insured-General Obligations — 7.8%
$1,035	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	$1,027,072
2,065	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/38	2,051,867
4,875	Portage, MI, Public Schools, (FSA), 5.00%, 5/1/31	4,977,278
2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20	2,770,443
10,655	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/24	4,709,830
		$15,536,490
Insured-Health Care-Miscellaneous — 0.0%
$13	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$13,166
		$13,166
Insured-Hospital — 11.2%
$5,000	California Statewide Communities Development Authority, (Catholic Healthcare West), (AGC), 5.25%, 7/1/41	$5,042,800
805	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	778,749
6,340	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42 (1)	6,142,636
35	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	33,910
9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,085,322
		$22,083,417
Insured-Housing — 1.5%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,002,610
		$3,002,610
Insured-Lease Revenue/Certificates of Participation — 1.4%
$2,775	Scago, SC, Educational Facility Corp., Pickens School District, (FSA), 5.00%, 12/1/24	$2,839,991
		$2,839,991
Insured-Special Tax Revenue — 14.5%
$5,845	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$5,310,241
1,535	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	1,542,798
3,910	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	3,343,519
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/24	6,392,932
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	311,173
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,230,130
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	871,200
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,620,300
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,537,007
870	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	873,028
3,870	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,851,610
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,889,554
		$28,773,492
Insured-Transportation — 11.6%
$4,405	Central Puget Sound Regional Transportation Authority, WA, Sales Revenue, (FSA), 5.00%, 11/1/34	$4,473,718
1,400	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	1,298,710
2,070	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38 (2)	2,060,499

2

$7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	$7,234,867
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,467,660
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	537,383
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	507,133
4,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	4,433,130
		$23,013,100
Insured-Water and Sewer — 8.6%
$7,190	Austin, TX, Water and Wastewater System, (FSA), 5.00%, 11/15/34	$7,263,122
860	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	870,535
2,200	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	2,070,860
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (1)	2,587,055
4,150	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (1)	4,221,940
		$17,013,512
Nursing Home — 1.8%
$3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$3,521,245
		$3,521,245
Senior Living/Life Care — 2.7%
$4,070	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$3,621,486
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,691,935
		$5,313,421
Special Tax Revenue — 13.2%
$245	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$244,064
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,132,113
490	Dupree Lakes Community Development District, 5.00%, 11/1/10	472,674
530	Dupree Lakes Community Development District, 5.00%, 5/1/12	493,896
1,000	Dupree Lakes Community Development District, 5.375%, 5/1/37	782,880
955	Fishhawk Community Development District, 6.125%, 5/1/34	952,441
230	Gateway Services Community Development District, 6.50%, 5/1/33	237,450
655	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	656,559
475	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	483,113
1,270	Heritage Springs Community Development District, 5.25%, 5/1/26	1,165,797
180	Longleaf Community Development District, 6.20%, 5/1/09	179,584
880	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	794,851
360	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	262,760
1,195	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	881,169
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,990,946
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,749,625
960	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	826,954
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,673,474
2,465	Tisons Landing Community Development District, 5.625%, 5/1/37	1,706,939
2,635	University Square Community Development District, 6.75%, 5/1/20	2,668,122
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	355,328
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,478,360
		$26,189,099
Transportation — 4.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,409,208
6,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	5,568,900
		$7,978,108
Total Tax-Exempt Investments — 110.3% (identified cost $220,848,238)		$218,585,780
Other Assets, Less Liabilities — (10.3)%		$(20,347,244)
Net Assets— 100.0%		$198,238,536

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investments in various states, determined as a percentage of net assets, is as follows:

Florida	50.4%
Others, representing less than 10% individually	59.9%

The Fund invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 57.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 17.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	243 U.S. Treasury Bond	Short	$(27,396,106)	$(28,089,281)	$(693,175)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,025,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$19,516
Merrill Lynch Capital Services, Inc.	10,050,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	103,740
Morgan Stanley Capital Services, Inc.	3,800,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(257,592)
					$(134,336)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,092,975
Gross unrealized appreciation	$5,248,972
Gross unrealized depreciation	(6,906,167)
Net unrealized depreciation	$(1,657,195)

4

Eaton Vance Massachusetts Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.8%

Principal Amount (000’s omitted)	Security	Value
Education — 21.4%
$15,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42 (1)	$15,064,725
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,352,160
4,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,285,560
7,500	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	7,431,600
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	997,090
5,000	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35	5,047,050
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,021,400
10,000	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	9,848,100
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38 (1)	6,124,356
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,725,160
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33 (2)	4,383,920
2,000	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.35%, 6/1/28	1,963,860
		$63,244,981
Electric Utilities — 6.2%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$7,871,388
3,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,952,190
13,230	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	8,609,158
		$18,432,736
Escrowed/Prerefunded — 8.4%
$545	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/22	$598,257
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,417,600
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,748,966
		$24,764,823
Hospital — 11.5%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,018,660
1,120	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38	1,067,304
1,320	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,321,795
7,960	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	7,803,427
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,146,982
11,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32 (1)	11,930,930
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	35,681
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,749,710
		$34,074,489
Housing — 5.4%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,732,520
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,291,600
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,702,877
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,679,274
2,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	2,631,558
		$16,037,829

1

Industrial Development Revenue — 2.2%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,158,276
5,170	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,399,670
		$6,557,946
Insured-Education — 10.1%
$8,555	Massachusetts College Building Authority, (XLCA), 0.00%, 5/1/22	$4,176,551
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,685,450
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,352,950
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,012,120
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)	5,890,739
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,720,312
2,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,984,860
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	948,300
		$29,771,282
Insured-Escrowed/Prerefunded — 3.0%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$214,176
6,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	6,364,720
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	2,179,737
		$8,758,633
Insured-General Obligations — 0.4%
$1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	$1,231,308
		$1,231,308
Insured-Hospital — 0.7%
$1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 10.076%, 6/23/22 (3)	$1,993,037
		$1,993,037
Insured-Lease Revenue/Certificates of Participation — 2.5%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,542,300
		$7,542,300
Insured-Other Revenue — 5.3%
$13,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$15,609,017
35	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	35,142
		$15,644,159
Insured-Special Tax Revenue — 4.7%
$1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	$1,022,260
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,691,009
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, ( FGIC), 5.50%, 1/1/29	8,077,950
		$13,791,219
Insured-Student Loan — 2.6%
$9,330	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$7,745,859
		$7,745,859
Insured-Transportation — 12.2%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$4,515,100
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	8,843,000
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	6,862,990
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,503,785
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	4,508,114
5,825	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	5,738,441
		$35,971,430

2

Nursing Home — 1.8%
$2,320	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,322,134
3,080	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,103,500
		$5,425,634
Other Revenue — 1.6%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	$4,622,404
		$4,622,404
Senior Living/Life Care — 2.5%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,117,350
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	508,365
2,190	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,701,126
4,650	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	3,981,981
		$7,308,822
Solid Waste — 1.1%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,204,890
		$3,204,890
Special Tax Revenue — 2.4%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/22	$495,500
7,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	3,276,770
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	967,684
10,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	2,529,311
		$7,269,265
Water and Sewer — 5.8%
$7,260	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$7,328,245
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,230,100
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,749,264
		$17,307,609
Total Tax-Exempt Investments — 111.8% (identified cost $332,659,377)		$330,700,655

Short-Term Investments — 0.8%

Principal Amount (000’s omitted)	Description	Value
$2,295	Massachusetts Development Finance Agency, (Brooks School), (MBIA), Variable Rate, (SPA: Fleet National Bank), 6.25%, 7/1/29 (4)	$2,295,000
Total Short-Term Investments (identified cost $2,295,000)		$2,295,000
Total Investments — 112.6% (identified cost $334,954,377)		$332,995,655
Other Assets, Less Liabilities — (12.6)%		$(37,243,166)
Net Assets — 100.0%		$295,752,489

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SPA	—	Standby Bond Purchase Agreement
XLCA	—	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 12.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(4)	Variable rate demand obligation. The stated interest rate represents the rate in effect at June 30, 2008.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	600 U.S. Treasury Bond	Short	$(67,821,337)	$(69,356,250)	$(1,534,913)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$12,475,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$24,286

Merrill Lynch Capital Services, Inc.	11,700,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	120,772

Morgan Stanley Capital Services, Inc.	3,950,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(267,761)
					$(122,703)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,300,479
Gross unrealized appreciation	$9,803,864
Gross unrealized depreciation	(10,203,688)
Net unrealized depreciation	$(399,824)

4

Eaton Vance Mississippi Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$150	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$147,805
		$147,805
Escrowed/Prerefunded — 11.1%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,887,250
		$1,887,250
General Obligations — 3.4%
$285	Mississippi, 4.75%, 1/1/27	$286,260
300	Mississippi, 4.75%, 1/1/28	300,723
		$586,983
Hospital — 6.1%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$485,305
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	563,094
		$1,048,399
Industrial Development Revenue — 6.8%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$210,496
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	171,593
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	462,950
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	308,190
		$1,153,229
Insured-Bond Bank — 2.5%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$428,875
		$428,875
Insured-Education — 3.2%
$500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	$545,495
		$545,495
Insured-Electric Utilities — 5.7%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$652,357
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	320,806
		$973,163
Insured-Escrowed/Prerefunded — 13.4%
$750	Jackson State University Educational Building Corp., (FGIC), Prerefunded to 3/1/14, 5.00%, 3/1/29	$806,362
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	267,240
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), Prerefunded to 1/1/11, 5.50%, 1/1/27	266,625
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	159,465
250	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	265,500
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	530,585
		$2,295,777

1

Insured-General Obligations — 10.1%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$539,055
250	Mississippi, (FSA), 5.25%, 11/1/21 (1)	274,434
200	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	183,546
400	Mississippi Development Bank, (Public Improvements), (FSA), 4.50%, 10/1/36	370,968
100	Puerto Rico, (FSA), 5.125%, 7/1/30	101,038
220	Puerto Rico, (FSA), Variable Rate, 12.288%, 7/1/27 (2)(3)	255,816
		$1,724,857
Insured-Hospital — 10.2%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$752,167
380	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (4)	398,837
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	596,946
		$1,747,950
Insured-Lease Revenue/Certificates of Participation — 3.0%
$250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.00%, 7/1/28	$255,637
250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.25%, 7/1/26	262,997
		$518,634
Insured-Special Tax Revenue — 0.7%
$735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$51,016
135	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	17,333
270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	32,678
215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	24,491
		$125,518
Insured-Transportation — 8.2%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$485,245
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	251,378
175	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	172,400
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	493,950
		$1,402,973
Insured-Water and Sewer — 8.8%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$308,556
250	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	253,320
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	438,045
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	253,828
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), (AMBAC), 5.00%, 7/1/32	248,960
		$1,502,709
Nursing Home — 1.6%
$280	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$266,196
		$266,196
Other Revenue — 0.7%
$1,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$54,540
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	55,775
		$110,315
Special Tax Revenue — 2.8%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$479,078
		$479,078
Water and Sewer — 3.0%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$253,588

2

$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	$252,603
		$506,191
Total Tax-Exempt Investments — 102.2% (identified cost $17,300,909)		$17,451,397
Other Assets, Less Liabilities — (2.2)%		$(371,701)
Net Assets — 100.0%		$17,079,696

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 64.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 19.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $255,816 or 1.5% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	17 U.S. Treasury Bond	Short	$(1,935,091)	$(1,965,094)	$(30,003)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$600,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$1,168
Morgan Stanley Capital Services, Inc.	275,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(18,642)
					$(17,474)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,599,820
Gross unrealized appreciation	$805,235
Gross unrealized depreciation	(483,658)
Net unrealized appreciation	$321,577

3

Eaton Vance National Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 116.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.9%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$21,720,954
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,054,372
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	21,950,000
3,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	3,431,120
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,569,600
		$57,726,046
Education — 2.9%
$47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37 (1)	$47,879,525
33,305	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	31,289,714
31,200	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	29,048,448
33,485	Houston, TX, Higher Educational Finance Corp., (Rice University), 5.00%, 5/15/47	33,673,855
6,790	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	6,660,515
20,000	New York Dormitory Authority, (New York University), 5.00%, 7/1/38 (2)	20,267,200
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,704,917
		$182,524,174
Electric Utilities — 1.6%
$9,260	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$6,707,666
32,500	Brazos River Authority, TX, PCR, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	32,616,025
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,530,100
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,336,880
50,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/38	50,832,000
		$103,022,671
Escrowed/Prerefunded — 2.2%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), Prerefunded to 9/1/09, 6.375%, 9/1/32	$3,176,820
2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	3,016,272
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,759,156
125,645	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	63,994,768
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	49,319,170
4,680	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	5,191,571
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,185,693
1,225	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	1,255,429
		$137,898,879
General Obligations — 8.6%
$22,680	California, 4.75%, 9/1/35	$21,550,082
10,925	California, 5.25%, 2/1/30	11,041,679
9,875	California, 5.50%, 11/1/33	10,098,372
15,905	California, (AMT), 5.05%, 12/1/36	14,877,060
94,245	Clark County, NV, 5.00%, 6/1/38 (2)	95,122,421
12,189	Florida Board of Education, Variable Rate, 17.905%, 6/1/37 (4) (5) (6)	13,091,839
81,410	Judson, TX, Independent School District, 4.50%, 2/1/35	76,251,048
14,025	Port Authority of Houston, TX, (Harris County), AMT, 5.625%, 10/1/38 (2)	14,181,519
40,000	San Francisco, CA, Bay Area Rapid Transit District, 4.75%, 8/1/37	39,317,200
10,750	South Carolina, 3.00%, 8/1/21	9,196,840
10,000	South Carolina, 3.00%, 8/1/22	8,410,000
121,025	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	115,738,628
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33 (1)	109,388,690
		$538,265,378

Health Care-Miscellaneous — 0.1%
$1,817	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36 (4)	$1,856,212
1,946	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36 (4)	1,990,770
		$3,846,982
Hospital — 12.3%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$33,756,892
6,065	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	5,578,951
20,350	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	20,248,250
48,940	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	47,854,021
4,855	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	4,885,829
6,475	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	6,502,324
2,695	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	2,708,286
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	12,336,090
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	16,467,088
78,345	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	73,782,187
59,740	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	58,346,266
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	6,591,711
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	11,042,755
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	13,538,271
27,615	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	24,840,521
10,675	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,959,348
67,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36 (1)	66,687,546
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	33,477,206
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	9,544,700
24,125	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	22,515,380
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (1)	44,229,751
54,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	55,357,830
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,227,030
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,772,440
41,400	Orange County, FL, Health Facilities Authority, (Orlando Regional Medical Center), 5.375%, 10/1/41	40,765,752
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37 (1)	59,939,145
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42 (1)	71,011,875
		$767,967,445
Housing — 4.2%
$6,805	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,149,275
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,612,207
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	18,908,100
7,064	California Housing Finance Agency, (AMT), Variable Rate, 20.626%, 8/1/38 (4) (5)	6,697,520
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (4)	16,551,520
12,500	Kentucky Housing Corp., Housing Revenue, (AMT), 5.65%, 7/1/38 (2)	12,510,500
8,845	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,953,793
14,660	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	14,116,261
27,380	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	24,765,758
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,247,437
50,780	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	46,706,428
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26 (1)	23,035,612
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 19.432%, 10/1/35 (4) (5) (6)	6,184,581
45,470	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	43,282,438
20,000	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,875,200
		$262,596,630

Industrial Development Revenue — 10.6%
$6,850	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,132,083
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	1,980,405
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,067,787
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,023,760
29,090	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	18,488,149
23,590	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	16,152,073
5,905	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	5,928,029
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	23,786,100
193,550	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	199,524,888
100,730	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/31	107,289,538
10,805	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	6,735,081
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series A, 7.375%, 1/15/22	10,068,300
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series B, 7.375%, 1/15/22	15,102,000
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), Series C, 7.375%, 1/15/22	3,523,800
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	2,444,813
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	14,018,830
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	4,960,642
7,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	6,421,940
29,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	25,653,690
15,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	13,181,250
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	9,878,000
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,028,625
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,014,950
160,425	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	144,307,100
		$663,711,833
Insured-Education — 1.2%
$4,455	Alabama State Board of Education, (Jefferson State Community College), (MBIA), 4.625%, 10/1/32	$4,269,761
42,410	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	38,638,055
9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	8,475,037
21,185	University of Vermont and State Agricultural College, (AMBAC), 5.00%, 10/1/43	21,117,208
		$72,500,061
Insured-Electric Utilities — 3.5%
$6,715	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$6,661,884
55,925	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	48,433,846
19,665	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	18,773,782
38,190	Matagorda County ,TX, Navigation District No. 1, (AEP Texas Central Co.), (MBIA), 5.20%, 5/1/30	36,138,051
76,795	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	68,850,557
21,010	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	20,847,593
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28 (1)	18,253,380
		$217,959,093
Insured-Escrowed/Prerefunded — 0.6%
$18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$19,776,186
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20 (1)	20,347,100
		$40,123,286

Insured-General Obligations — 8.1%
$40,000	California, (AGC), 5.00%, 11/1/37 (1)	$40,294,240
9,000	California, (FSA), 3.25%, 12/1/28	6,958,170
11,900	California, (MBIA), 4.75%, 3/1/31	11,420,549
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32 (3)	55,516,037
99,875	District of Columbia, (FGIC), 4.50%, 6/1/37	89,609,847
78,665	District of Columbia, (FGIC), 4.75%, 6/1/33	74,483,955
12,250	Frisco, TX, Independent School District, (FSA), 3.75%, 8/15/38	9,797,918
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,320,857
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32 (1)	51,187,220
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	8,496,700
5,545	Norwin, PA, School District, (FSA), 3.25%, 4/1/27	4,384,820
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	34,779,083
34,245	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/28	33,153,269
89,615	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	83,538,207
		$506,940,872
Insured-Hospital — 1.7%
$2,320	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	$2,244,345
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47 (1)	37,246,254
15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	15,370,618
5,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	5,166,200
13,160	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	13,526,769
16,430	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	16,468,446
10,000	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	9,912,700
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,060,200
		$104,995,532
Insured-Housing — 0.2%
$10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	$9,550,200
		$9,550,200
Insured-Industrial Development Revenue — 0.2%
$14,010	Clark County, NV, Industrial Development, (Southwest Gas Corp.), (FGIC), (AMT), 5.00%, 12/1/33	$11,352,863
		$11,352,863
Insured-Lease Revenue/Certificates of Participation — 1.6%
$8,000	Hudson, NY, Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$7,699,440
76,995	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	69,382,504
8,610	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	8,179,070
6,075	New River Valley, VA, Regional Jail Authority, (MBIA), 4.75%, 10/1/38	5,793,485
4,035	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	3,586,066
3,645	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	3,183,798
		$97,824,363
Insured-Other Revenue — 3.2%
$115,985	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$113,493,642
68,155	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	13,815,019
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,143,750
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/32	1,519,824
17,210	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39	15,971,913
54,475	New York, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	51,284,944
		$199,229,092

Insured-Ports — 0.5%
$36,915	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$31,000,848
		$31,000,848
Insured-Special Tax Revenue — 9.2%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,128,549
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	13,457,410
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,091,400
43,225	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	39,109,980
14,500	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/41	14,337,455
42,615	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	42,831,484
69,880	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	67,892,613
61,695	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/31	17,920,547
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/32	29,460,244
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	27,836,360
19,150	New York Urban Development Corp., Personal Income Tax, (MBIA), 4.50%, 3/15/37	18,115,900
37,180	New York, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	33,384,666
1,756,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	121,931,159
156,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	20,069,925
310,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	37,526,562
247,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	28,221,772
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,398,638
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,620,515
31,935	San Jose Redevelopment Agency, CA, (Merged Area), (XLCA), 4.25%, 8/1/36	26,455,273
14,265	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32	14,083,835
		$573,874,287
Insured-Student Loan — 0.8%
$10,000	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	$8,567,000
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,668,240
		$50,235,240
Insured-Transportation — 13.9%
$10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	$9,619,500
42,895	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	39,791,547
73,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36 (3)	71,098,600
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	1,703,800
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	4,100,025
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36	68,410,803
27,640	Maryland Transportation Authority, (FSA), 4.50%, 7/1/34	26,055,399
20,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41	20,330,600
56,100	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 5.00%, 7/1/34 (1)	57,158,888
52,480	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41	51,036,275
198,645	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32 (7)	184,743,823
92,295	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	90,996,409
68,890	Orlando and Orange County, FL, Expressway Authority, (FSA), 4.50%, 7/1/35	63,912,698
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	24,071,316
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	17,968,781
16,175	Port Authority of New York and New Jersey, (FSA), (AMT), 4.50%, 12/1/36	14,395,588
80,255	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	83,632,933
5,000	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	4,591,350
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	12,588,588
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	23,266,500
		$869,473,423

Insured-Water and Sewer — 7.3%
$80,800	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	$73,108,648
29,335	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	26,368,645
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,376,250
12,860	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	12,331,068
11,625	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	10,958,771
51,305	Honolulu, HI, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	47,547,422
54,835	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	48,410,531
34,770	New York, NY, Municipal Finance Authority, (FGIC), 4.50%, 6/15/39	32,241,873
58,235	New York, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	52,491,282
33,025	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	31,121,109
67,150	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	67,926,254
31,360	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	28,351,008
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	16,947,337
		$453,180,198
Lease Revenue/Certificates of Participation — 0.6%
$42,845	New York, NY, Transitional Finance Authority, 4.50%, 1/15/38	$39,993,665
		$39,993,665
Nursing Home — 0.9%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31 (8)	$3,421,529
9,030	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,121,745
2,150	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,153,010
12,650	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	12,746,520
11,015	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,471,961
10,045	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,054,241
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,533,075
1,990	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,993,642
		$53,495,723
Other Revenue — 7.3%
$762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$37,392,211
125,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	115,191,563
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	28,169,093
10,000	Main Street National Gas Inc., GA, 5.50%, 9/15/28	8,831,700
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	35,102,616
23,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42 (2)	23,087,367
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37 (4)	11,360,280
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37 (4)	17,640,170
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	1,122,797
18,960	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	16,589,621
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,678,568
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	1,170,600
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,340,826
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	620,340
117,195	Texas Municipal Gas Acquisition and Supply Corp., Variable Rate, 2.41%, 12/15/17	100,466,586
37,685	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	28,535,082
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	5,187,882
18,360	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	20,170,480
3,745	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	3,718,261
		$458,376,043
Pooled Loans — 0.4%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (1)	$26,592,559
		$26,592,559

Senior Living/Life Care — 0.9%
$9,260	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$9,186,846
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (9)	5,817,740
600	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	589,860
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (10)	8,385,362
12,495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	11,118,051
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23 (9)	7,543,153
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (9)	11,406,380
		$54,047,392
Special Tax Revenue — 1.1%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$5,814,120
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	9,820,600
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,767,247
463,895	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	27,374,444
22,845	Scottsdale, AZ, Municipal Property Corp., 4.50%, 7/1/32	22,191,633
3,840	University Square, FL, Community Development District, 6.75%, 5/1/20	3,888,269
		$70,856,313
Transportation — 4.4%
$6,425	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	$5,979,491
88,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	81,677,200
4,615	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	4,363,898
101,500	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37 (1)	95,289,215
28,900	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23 (1)	29,559,787
55,610	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	56,473,623
		$273,343,214
Water and Sewer — 5.5%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$22,764,457
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37 (1)	35,329,482
11,690	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	10,720,548
14,450	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	13,856,250
16,515	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	15,433,598
121,150	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	119,925,174
6,200	Portland, OR, Sewer System Revenue, 4.25%, 6/15/20	6,207,378
4,140	Portland, OR, Sewer System Revenue, 4.50%, 6/15/22	4,156,436
10,290	Portland, OR, Sewer System Revenue, 4.75%, 6/15/25	10,436,633
10,280	Portland, OR, Sewer System Revenue, 4.75%, 6/15/26	10,393,697
11,290	Portland, OR, Sewer System Revenue, 4.75%, 6/15/27	11,387,884
7,000	Portland, OR, Sewer System Revenue, 4.75%, 6/15/28	7,032,970
10,000	Portland, OR, Sewer System Revenue, 4.75%, 6/15/29	10,031,300
42,740	Portland, OR, Sewer System Revenue, 4.75%, 6/15/33	42,185,235
28,810	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	27,008,511
		$346,869,553
Total Tax-Exempt Investments — 116.5% (identified cost $7,604,414,019)		$7,279,373,858
Auction-Rate Securities — 0.4%
$28,300	Louisiana Citizens Property Insurance Group, (CIFG), Variable Rate, 11.25%, 6/1/26 (11)	$28,300,000
Total Auction-Rate Securities (identified cost $28,300,000)		$28,300,000
Total Investments — 116.9% (identified cost $7,632,714,019)		$7,307,673,858
Other Assets, Less Liabilities — (16.9)%		$(1,058,599,832)
Net Assets— 100.0%		$6,249,074,026

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
MFMR	—	Multi-Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.0%
California	15.8%
Texas	11.3%
Others, representing less than 10% individually	67.8%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 44.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 12.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $75,372,892 or 1.2% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(8)	Defaulted bond.
(9)	Security is in default with respect to scheduled principal payments.
(10)	Security is in default and is making only partial interest payments.
(11)	Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at June 30, 2008.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	28,000 U.S. Treasury Bond	Short	$(3,185,447,759)	$(3,236,625,000)	$(51,177,241)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$40,150,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$78,163
Merrill Lynch Capital Services, Inc.	100,000,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	1,032,236
Morgan Stanley Capital Services, Inc.	100,000,000	5.428	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	(6,778,751)
					$(5,668,352)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,591,553,768
Gross unrealized appreciation	$78,684,663
Gross unrealized depreciation	(385,122,573)
Net unrealized depreciation	$(306,437,910)

Eaton Vance New York Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.9%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,694,950
		$3,694,950
Education — 20.0%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,081,824
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,026,423
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,571,510
1,660	New York Dormitory Authority, (City University), 7.50%, 7/1/10	1,738,933
10,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38 (1)	10,253,300
5,000	New York Dormitory Authority, (New York University), 5.00%, 7/1/38 (2)	5,066,800
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (3)	20,445,036
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	15,746,355
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,192,600
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,379,170
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,101,100
		$82,603,051
Electric Utilities — 2.8%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,513,485
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), 6.952%, 7/1/26	5,071,800
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,754,029
		$11,339,314
Escrowed/Prerefunded — 2.6%
$760	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	$777,700
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,772,258
		$10,549,958
General Obligations — 2.0%
$2,250	New York City, 5.25%, 8/15/26	$2,324,745
5,755	New York City, 5.25%, 9/15/33	5,881,437
		$8,206,182
Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$300,349
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	112,959
70	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	71,883
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	169,438
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	148,901
		$803,530

1

Hospital — 12.9%
$995	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$1,002,363
3,070	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,972,957
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,922,090
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,108,008
560	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	580,546
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,167,675
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (1)	11,535,577
7,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36	7,110,180
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,883,380
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,300,245
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,403,400
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,809,115
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,594,350
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	943,110
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,041,350
		$53,374,346
Housing — 3.5%
$3,445	New York City Housing Development Corp., (Linden Boulevard Apartments), (FNMA), (AMT), 4.75%, 1/15/39	$3,041,625
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	3,100,335
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,567,612
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,895,570
		$14,605,142
Industrial Development Revenue — 8.7%
$2,780	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,865,763
8,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	8,246,960
6,750	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/31	7,189,560
3,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,457,300
11,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	10,589,810
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,867,772
1,520	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,539,152
		$35,756,317
Insured-Education — 2.3%
$2,135	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	$1,896,286
7,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35	7,498,532
		$9,394,818
Insured-Electric Utilities — 4.9%
$5,580	New York Power Authority, (MBIA), 4.50%, 11/15/47	$5,151,847
8,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	8,256,564
7,065	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	6,974,639
		$20,383,050
Insured-Escrowed/Prerefunded — 1.8%
$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$5,741,135
1,500	Puerto Rico Electric Power Authority, (FSA), DRIVERS, Prerefunded to 7/1/10, Variable Rate, 12.13%, 7/1/29 (4) (5)	1,773,540
		$7,514,675

2

Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$771,694
675	Jamestown, (AMBAC), 7.10%, 3/15/12	765,889
675	Jamestown, (AMBAC), 7.10%, 3/15/13	780,509
515	Jamestown, (AMBAC), 7.10%, 3/15/14	607,952
		$2,926,044
Insured-Lease Revenue/Certificates of Participation — 4.6%
$4,240	Hudson Yards Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$4,080,703
15,325	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	13,809,817
1,085	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	1,061,640
		$18,952,160
Insured-Other Revenue — 1.3%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,024,720
1,500	New York Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,412,160
		$5,436,880
Insured-Solid Waste — 0.4%
$1,440	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$1,451,462
		$1,451,462
Insured-Special Tax Revenue — 3.7%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,670,205
5,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,939,400
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,217,578
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	3,770,226
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	802,456
		$15,399,865
Insured-Transportation — 5.1%
$3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$3,505,390
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,538,218
6,970	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34 (6)	7,273,962
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32 (1)	5,704,362
		$21,021,932
Insured-Water and Sewer — 0.9%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,313,111
1,680	New York City Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/39	1,583,148
		$3,896,259
Lease Revenue/Certificates of Participation — 9.5%
$8,500	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$7,934,325
27,940	New York Urban Development Corp., 5.70%, 4/1/20	31,382,487
		$39,316,812
Other Revenue — 4.0%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,877,440
3,770	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	3,686,344
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	10,894,555
		$16,458,339
Senior Living/Life Care — 0.3%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$766,984
550	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	497,206
		$1,264,190

3

Special Tax Revenue — 3.2%
$50,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$2,950,500
10,520	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	10,391,551
		$13,342,051
Transportation — 11.6%
$7,525	Metropolitan Transportation Authority, 4.50%, 11/15/37	$7,003,217
6,500	Metropolitan Transportation Authority, 4.50%, 11/15/38	6,032,975
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37 (1)	12,251,520
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,814,950
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	7,155,096
12,500	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	12,694,125
		$47,951,883
Water and Sewer — 6.0%
$955	New York City Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	$915,759
1,090	New York City Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	1,018,627
10	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37	10,204
8,400	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37 (1)	8,571,612
2,535	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series A, 4.50%, 6/15/36	2,407,363
12,420	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series B, 4.50%, 6/15/36 (1)	11,794,777
		$24,718,342
Total Tax-Exempt Investments — 113.9% (identified cost $467,519,981)		$470,361,552
Other Assets, Less Liabilities — (13.9)%		$(57,245,271)
Net Assets— 100.0%		$413,116,281

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 7.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, the aggregate value of the securities is $1,773,540 or 0.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	728 U.S. Treasury Bond	Short	$(82,867,414)	$(84,152,250)	$(1,284,836)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$17,800,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$34,652

Merrill Lynch Capital Services, Inc.	17,500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	180,642

Morgan Stanley Capital Services, Inc.	6,200,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(420,283)
					$(204,989)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,536,282
Gross unrealized appreciation	$15,970,300
Gross unrealized depreciation	(12,915,030)
Net unrealized appreciation	$3,055,270

5

Eaton Vance Ohio Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.0%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 0.6%
$1,905	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,823,447
		$1,823,447
Education — 1.7%
$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$4,971,300
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	643,560
		$5,614,860
Electric Utilities — 0.6%
$1,640	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,670,127
375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	369,514
		$2,039,641
Escrowed/Prerefunded — 6.7%
$1,960	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	$2,091,359
1,155	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	1,252,112
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	7,708,174
2,500	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), Prerefunded to 10/1/12, 5.50%, 10/1/21	2,714,875
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,159,080
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,343,160
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,815,774
		$22,084,534
General Obligations — 0.1%
$480	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	$481,046
		$481,046
Hospital — 6.3%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,382,548
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	459,050
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,191,939
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,016,350
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,198,175
2,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,735,020
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,103,575
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,653,000
3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	3,237,955
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	853,008
		$20,830,620
Housing — 0.0%
$90	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	$82,742
		$82,742

1

Industrial Development Revenue — 4.4%
$4,235	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,827,328
2,890	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,951,644
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,164,880
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,055,960
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	764,024
3,165	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,693,415
		$14,457,251
Insured-Education — 7.5%
$945	Miami University, (AMBAC), 3.25%, 9/1/26	$747,401
8,080	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	8,068,850
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,283,130
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	3,903,880
10,700	University of Cincinnati, (MBIA), 5.00%, 6/1/34	10,662,550
		$24,665,811
Insured-Electric Utilities — 9.4%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33 (1)	$4,397,567
2,000	Cleveland Public Power System, (MBIA), 5.00%, 11/15/38	1,978,300
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,008,120
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,009,440
9,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	9,233,145
5,080	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	5,127,600
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,137,240
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	888,875
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,588,495
2,750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,714,828
		$31,083,610
Insured-Escrowed/Prerefunded — 4.9%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,589,310
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,355,363
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,072,820
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	496,737
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,527,449
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,614,225
1,500	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,632,900
1,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,099,590
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,407,068
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	903,195
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,351,522
1,000	Springfield City School District, (Clark County), (FGIC), Prerefunded to 12/1/11, 5.20%, 12/1/23	1,085,310
		$16,135,489

2

Insured-General Obligations — 31.7%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,839,400
1,300	Brookfield Local School District, (FSA), 5.25%, 1/15/36	1,345,344
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	686,400
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/29	10,936,700
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/30	5,458,850
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,068,770
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,393,343
1,000	Cleveland, (FGIC), 4.75%, 11/15/27	969,150
1,895	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	1,805,253
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,627,150
3,800	Fairview Park, (MBIA), 5.00%, 12/1/25	3,887,286
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,867,477
1,120	Hamilton City School District, (FSA), 5.00%, 12/1/18	1,204,336
2,590	Hilliard School District, (MBIA), 5.00%, 12/1/27	2,643,406
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,213,288
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,967,928
5,000	Lakota Ohio Local School District, (FSA), 5.00%, 12/1/29	5,118,000
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	10,470,218
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,602,965
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,840,593
1,750	Mount Healthy City School District, (FSA), 5.00%, 12/1/31	1,785,613
4,000	Mount Healthy City School District, (FSA), 5.00%, 12/1/35	4,052,920
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,879,824
1,000	Orrville City School District, (AMBAC), 5.25%, 12/1/35	1,027,630
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	962,200
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,646,033
3,400	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	3,069,724
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,015,680
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	5,429,400
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32	5,450,400
1,035	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	989,874
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	6,915,805
		$104,170,960
Insured-Hospital — 3.8%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,022,940
5,000	Butler County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/31 (2)	4,597,300
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	501,755
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,278,121
2,785	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	2,552,536
2,575	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 14.538%, 2/1/29 (3) (4)	2,646,121
		$12,598,773
Insured-Special Tax Revenue — 2.1%
$610	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$613,410
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,478,266
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,163,650
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	114,360
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	3,663,900
		$7,033,586
Insured-Transportation — 10.1%
$1,765	Butler County Transportation Improvement District, (XLCA), 4.75%, 12/1/25	$1,718,016
5,000	Cleveland Airport, (FSA), 5.00%, 1/1/24	5,118,200
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (5)	7,647,080
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (6)	5,217,725
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,666,400
4,700	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32 (6)	4,910,349
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	5,927,400
		$33,205,170

3

Insured-Water and Sewer — 2.8%
$5,000	Cleveland Waterworks, (MBIA), 5.00%, 1/1/37	$5,027,500
3,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	3,057,635
1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	1,072,974
		$9,158,109
Nursing Home — 0.4%
$1,150	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,226,613
		$1,226,613
Other Revenue — 5.1%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,131,872
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,903,174
9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (6)	9,338,190
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,460,300
		$16,833,536
Pooled Loans — 3.5%
$740	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$683,360
715	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	640,733
175	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	175,714
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,450,555
355	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	356,498
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (6)	7,765,277
410	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	366,700
		$11,438,837
Special Tax Revenue — 1.1%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,110,400
1,390	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,504,202
		$3,614,602
Water and Sewer — 2.2%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,016,620
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	4,090,320
		$7,106,940
Total Tax-Exempt Investments — 105.0% (identified cost $349,235,223)		$345,686,177
Other Assets, Less Liabilities — (5.0)%		$(16,533,579)
Net Assets— 100.0%		$329,152,598

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	—	Berkshire Hathaway Assurance Corp.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 68.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 29.0% of total investments.

4

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $2,646,121 or 0.8% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	467 U.S. Treasury Bond	Short	$(52,835,195)	$(53,982,282)	$(1,147,087)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized (Depreciation)
Merrill Lynch Capital Services, Inc.	$4,300,000	4.9025%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$44,386

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$331,665,958
Gross unrealized appreciation	$6,303,416
Gross unrealized depreciation	(10,528,197)
Net unrealized appreciation	$(4,224,781)

5

Eaton Vance Rhode Island Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.9%

Principal Amount (000’s omitted)	Security	Value
Education — 6.2%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$500,195
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,088,434
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	411,932
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	474,650
		$3,475,211
Electric Utilities — 0.6%
$310	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$305,465
		$305,465
Escrowed/Prerefunded — 2.0%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,115,880
		$1,115,880
General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$154,775
		$154,775
Hospital — 0.9%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$492,840
		$492,840
Housing — 3.2%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$877,086
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	932,960
		$1,810,046
Industrial Development Revenue — 3.6%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$931,820
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,063,750
		$1,995,570
Insured-Education — 17.2%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,139,037
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	886,806
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	998,590
1,000	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	996,090
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	979,170
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	506,050
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (FSA), 4.75%, 5/15/29	990,800
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,595,600
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	504,535
		$9,596,678

1

Insured-Electric Utilities — 2.9%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$631,673
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	962,418
		$1,594,091
Insured-Escrowed/Prerefunded — 4.3%
$1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	$1,061,092
230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21	264,974
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,096,080
		$2,422,146
Insured-General Obligations — 7.3%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$616,104
500	Puerto Rico, (FSA), Variable Rate, 12.288%, 7/1/27 (2)(3)	581,400
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	609,642
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,912,548
325	Warwick, (AMBAC), 5.00%, 7/15/21	332,020
		$4,051,714
Insured-Hospital — 7.4%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,917,366
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,234,362
		$4,151,728
Insured-Housing — 4.9%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$888,610
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	386,932
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	477,510
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	999,960
		$2,753,012
Insured-Lease Revenue/Certificates of Participation — 3.0%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$685,372
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	996,190
		$1,681,562
Insured-Pooled Loans — 2.5%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$895,460
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	480,850
		$1,376,310
Insured-Solid Waste — 1.3%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$718,410
		$718,410
Insured-Special Tax Revenue — 9.3%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,426,500
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	87,060
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	442,548
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	314,974
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	558,800
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	148,884
395	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	50,714
785	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	95,009
630	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	71,763
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,003,890
		$5,200,142

2

Insured-Transportation — 10.8%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	$1,565,317
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	985,140
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/33	1,566,345
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31 (4)	940,150
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	985,810
		$6,042,762
Insured-Water and Sewer — 4.3%
$1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$1,004,690
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,001,140
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	372,512
		$2,378,342
Nursing Home — 4.8%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$521,565
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,205,156
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	962,300
		$2,689,021
Other Revenue — 3.7%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$254,082
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	1,603,056
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	225,364
		$2,082,502
Special Tax Revenue — 3.4%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,392,784
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	518,905
		$1,911,689
Total Tax-Exempt Investments — 103.9% (identified cost $59,121,290)		$57,999,896
Other Assets, Less Liabilities — (3.9)%		$(2,157,656)
Net Assets — 100.0%		$55,842,240

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 72.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 25.6% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $581,400 or 1.0% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	20 U.S. Treasury Bond	Short	$(2,260,711)	$(2,311,875)	$(51,164)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$2,525,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$4,916

Merrill Lynch Capital Services, Inc.	2,400,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	24,773

Morgan Stanley Capital Services, Inc.	850,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(57,619)
					$(27,930)

The effective date represent the date on which the Fund and the counterparty to the interest swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,680,129
Gross unrealized appreciation	$1,196,545
Gross unrealized depreciation	(2,296,778)
Net unrealized appreciation	$(1,100,233)

4

Eaton Vance West Virginia Municipals Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.2%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$733,800
		$733,800
Electric Utilities — 4.2%
$500	Harrison County Commission, (Allegheny Energy), (AMT), 5.50%, 10/15/37	$476,570
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	489,090
150	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	147,806
280	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	270,441
		$1,383,907
Escrowed/Prerefunded — 11.9%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,742,150
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,177,648
		$3,919,798
Housing — 7.0%
$500	West Virginia Housing Development Fund, (AMT), 4.50%, 11/1/25	$451,285
800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	701,792
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	1,154,336
		$2,307,413
Industrial Development Revenue — 2.6%
$1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$851,000
		$851,000
Insured-Education — 10.1%
$750	Fairmont College, Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$731,572
750	Shepherd University Board of Governors, (Wellness Center Project), (MBIA), 4.50%, 6/1/37	695,115
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	442,888
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	487,975
500	West Virginia University, (FGIC), 4.75%, 10/1/35	465,995
500	West Virginia University, (MBIA), 5.25%, 4/1/28	529,785
		$3,353,330
Insured-Electric Utilities — 7.9%
$250	Pleasants County, PCR, (Potomac Edison), (AMBAC), (MBIA), (AMT), 5.50%, 4/1/29	$250,680
1,000	Pleasants County, PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29 (1)	1,002,550
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (2)	481,209
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	882,350
		$2,616,789
Insured-General Obligations — 12.3%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,006,840
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	255,335
190	Puerto Rico, (FSA), 5.125%, 7/1/30	191,972
300	Puerto Rico, (FSA), Variable Rate, 12.288%, 7/1/27 (3) (4)	348,840
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	987,683
1,000	West Virginia, (FGIC), 0.00%, 11/1/21	516,030
2,000	West Virginia, (FGIC), 0.00%, 11/1/26	767,800
		$4,074,500
Insured-Hospital — 5.0%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$514,020
1,100	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,132,923
		$1,646,943

1

Insured-Lease Revenue/Certificates of Participation — 3.0%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$507,595
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	493,255
		$1,000,850
Insured-Special Tax Revenue — 4.2%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,173,917
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	85,027
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	28,888
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	53,858
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	40,438
		$1,382,128
Insured-Transportation — 3.1%
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (2)	$772,223
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	267,415
		$1,039,638
Insured-Water and Sewer — 19.3%
$500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	$491,880
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	747,105
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	495,005
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/33	487,345
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	500,160
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	473,610
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	751,778
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	953,010
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	953,880
500	Wheeling Waterworks and Sewer System, (FSA), 5.25%, 6/1/36	509,380
		$6,363,153
Lease Revenue/Certificates of Participation — 1.2%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$401,792
		$401,792
Senior Living/Life Care — 0.8%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$256,836
		$256,836
Special Tax Revenue — 4.7%
$12,500	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$737,625
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	805,049
		$1,542,674
Total Tax-Exempt Investments — 99.5% (identified cost $33,763,577)		$32,874,551
Other Assets, Less Liabilities — 0.5%		$167,354
Net Assets — 100.0%		$33,041,905

2

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue

The Fund invests primarily in debt securities issued by West Virginia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 65.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 18.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $348,840 or 1.1% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	50 U.S. Treasury Bond	Short	$(5,637,059)	$(5,779,688)	$(142,629)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,275,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$2,482

Merrill Lynch Capital Services, Inc.	1,250,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	12,903

Morgan Stanley Capital Services, Inc.	450,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(30,504)
					$(15,119)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,854,769
Gross unrealized appreciation	$784,882
Gross unrealized depreciation	(1,620,100)
Net unrealized depreciation	$(835,218)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008